Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Aug. 01, 2016
Supplement [Text Block]	ist_SupplementTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated November 23, 2016

to the Summary Prospectus, Prospectus and

Statement of Additional Information (the “SAI”)

for the iShares Core Russell U.S. Growth ETF (IUSG) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund on or around January 23, 2017:

	Current	New
Fund Name	iShares Core Russell U.S. Growth ETF	iShares Core S&P U.S. Growth ETF
Underlying Index	Russell 3000® Growth Index	S&P 900 Growth Index
Index Provider	FTSE Russell	S&P Dow Jones Indices LLC
Investment Objective	The iShares Core Russell U.S. Growth ETF seeks to track the investment results of a broad-based index composed of U.S. equities that exhibit growth characteristics.	The iShares Core S&P U.S. Growth ETF seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit growth characteristics.

Change in the Fund’s Principal Investment Strategies

The first paragraph of the section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the S&P 900 Growth Index (the “Underlying Index”), which measures the performance of the large- and mid- capitalization growth sector of the U.S. equity market. It is a subset of the S&P 900, which combines the S&P 500® and the S&P MidCap 400® and consists of those stocks in the S&P 900 exhibiting strong growth characteristics, as determined by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), a subsidiary of S&P Global, Inc., representing approximately 50.74% of the market capitalization of the S&P 900, as of October 31, 2016. Components of the Underlying Index primarily include consumer discretionary, healthcare and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

The second full paragraph on page S-3 of the section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Underlying Index is a product of S&P Dow Jones Indices LLC, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated November 23, 2016

to the Summary Prospectus, Prospectus and

Statement of Additional Information (the “SAI”)

for the iShares Core Russell U.S. Value ETF (IUSV) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund on or around January 23, 2017:

	Current	New
Fund Name	iShares Core Russell U.S. Value ETF	iShares Core S&P U.S. Value ETF
Underlying Index	Russell 3000® Value Index	S&P 900 Value Index
Index Provider	FTSE Russell	S&P Dow Jones Indices LLC
Investment Objective	The iShares Core Russell U.S. Value ETF seeks to track the investment results of a broad-based index composed of U.S. equities that exhibit value characteristics.	The iShares Core S&P U.S. Value ETF seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit value characteristics.

Change in the Fund’s Principal Investment Strategies

The first paragraph of the section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the S&P 900 Value Index (the “Underlying Index”), which measures the performance of the large- and mid- capitalization value sector of the U.S. equity market. It is a subset of the S&P 900, which combines the S&P 500® and the S&P MidCap 400® and consists of those stocks in the S&P 900 exhibiting strong value characteristics, as determined by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), a subsidiary of S&P Global, Inc., representing approximately 49.26% of the market capitalization of the S&P 900, as of October 31, 2016. The Underlying Index may include large- and, mid- capitalization companies. Components of the Underlying Index primarily include financials, energy, industrials and healthcare companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

The second full paragraph on page S-3 of the section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Underlying Index is a product of S&P Dow Jones Indices LLC, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Change in the Fund’s Summary of Principal Risks

The section is amended to delete “Information Technology Sector Risk” and to add the following:

Industrials Sector Risk. The industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Core Russell U.S. Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist_SupplementTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated November 23, 2016

to the Summary Prospectus, Prospectus and

Statement of Additional Information (the “SAI”)

for the iShares Core Russell U.S. Growth ETF (IUSG) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund on or around January 23, 2017:

	Current	New
Fund Name	iShares Core Russell U.S. Growth ETF	iShares Core S&P U.S. Growth ETF
Underlying Index	Russell 3000® Growth Index	S&P 900 Growth Index
Index Provider	FTSE Russell	S&P Dow Jones Indices LLC
Investment Objective	The iShares Core Russell U.S. Growth ETF seeks to track the investment results of a broad-based index composed of U.S. equities that exhibit growth characteristics.	The iShares Core S&P U.S. Growth ETF seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit growth characteristics.

Change in the Fund’s Principal Investment Strategies

The first paragraph of the section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the S&P 900 Growth Index (the “Underlying Index”), which measures the performance of the large- and mid- capitalization growth sector of the U.S. equity market. It is a subset of the S&P 900, which combines the S&P 500® and the S&P MidCap 400® and consists of those stocks in the S&P 900 exhibiting strong growth characteristics, as determined by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), a subsidiary of S&P Global, Inc., representing approximately 50.74% of the market capitalization of the S&P 900, as of October 31, 2016. Components of the Underlying Index primarily include consumer discretionary, healthcare and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

The second full paragraph on page S-3 of the section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Underlying Index is a product of S&P Dow Jones Indices LLC, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Core Russell U.S. Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist_SupplementTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated November 23, 2016

to the Summary Prospectus, Prospectus and

Statement of Additional Information (the “SAI”)

for the iShares Core Russell U.S. Value ETF (IUSV) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund on or around January 23, 2017:

	Current	New
Fund Name	iShares Core Russell U.S. Value ETF	iShares Core S&P U.S. Value ETF
Underlying Index	Russell 3000® Value Index	S&P 900 Value Index
Index Provider	FTSE Russell	S&P Dow Jones Indices LLC
Investment Objective	The iShares Core Russell U.S. Value ETF seeks to track the investment results of a broad-based index composed of U.S. equities that exhibit value characteristics.	The iShares Core S&P U.S. Value ETF seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit value characteristics.

Change in the Fund’s Principal Investment Strategies

The first paragraph of the section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the S&P 900 Value Index (the “Underlying Index”), which measures the performance of the large- and mid- capitalization value sector of the U.S. equity market. It is a subset of the S&P 900, which combines the S&P 500® and the S&P MidCap 400® and consists of those stocks in the S&P 900 exhibiting strong value characteristics, as determined by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), a subsidiary of S&P Global, Inc., representing approximately 49.26% of the market capitalization of the S&P 900, as of October 31, 2016. The Underlying Index may include large- and, mid- capitalization companies. Components of the Underlying Index primarily include financials, energy, industrials and healthcare companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

The second full paragraph on page S-3 of the section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Underlying Index is a product of S&P Dow Jones Indices LLC, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Change in the Fund’s Summary of Principal Risks

The section is amended to delete “Information Technology Sector Risk” and to add the following:

Industrials Sector Risk. The industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.